Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carryforwards	$ 6,440	$ 5,197
lease liabilities	633	152
Defined benefits liabilities	21	8
Accruals and other liabilities	26	40
Share-based compensation	(4)	(4)
Unrealized foreign exchange loss	20	38
Less: Valuation allowance	(5,377)	(4,559)	$ (4,361)	$ (3,633)
Total deferred tax assets, net	1,759	872
Tax loss carryforwards
Tax loss carryforwards will expire in 2025	2,722
Tax loss carryforwards will expire in 2026	1,230
Tax loss carryforwards will expire in 2027	0
Tax loss carryforwards will expire in 2028	0
Tax loss carryforwards will expire in 2029 and thereafter	30,850
Deferred tax liabilities
Contract costs related assets	(1,029)	(629)
Right-of-use assets	(673)	(171)
Total deferred tax liabilities	(1,702)	(800)
Net deferred tax assets	$ 57	$ 72